UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08769

Badgley Funds, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 701
Milwaukee, WI 53201-0701
(Address of principal executive offices) (Zip code)

Kirkland & Ellis LLP
200 East Randolph Drive
Chicago, IL 60601
(Name and address of agent for service)

1-877-BADGLEY (1-877-223-4539)
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments.

	Badgley Funds, Inc.
	SCHEDULE OF INVESTMENTS (Unaudited)
	February 28, 2006

Badgley Balanced Fund

Shares		Value
	COMMON STOCKS - 49.8%
	Consumer Discretionary - 3.9%
7,950	Bed Bath & Beyond Inc. (a)	$286,518
12,896	Michaels Stores, Inc.	413,962
13,885	Starbucks Corporation (a)	504,303
		1,204,783
	Consumer Staples - 5.6%
9,075	Costco Wholesale Corporation	465,366
15,140	CVS Corporation	428,916
8,150	PepsiCo, Inc.	481,747
11,325	Sysco Corporation	340,769
		1,716,798
	Energy - 2.6%
14,300	BJ Services Company	447,733
3,005	Schlumberger Limited (b)	345,575
		793,308
	Financials - 5.1%
5,100	American Express Company	274,788
5,725	American International Group, Inc.	379,911
10,150	Citigroup Inc.	470,656
7,250	State Street Corporation	452,980
		1,578,335
	Health Care - 10.3%
5,350	Amgen Inc. (a)	403,871
7,275	Medtronic, Inc.	392,486
8,025	Quest Diagnostics Incorporated	424,282
7,900	Stryker Corporation	365,138
9,575	Teva Pharmaceutical Industries Ltd. - ADR (b)	402,054
8,425	UnitedHealth Group Incorporated	490,588
6,700	Varian Medical Systems, Inc. (a)	387,796
4,220	WellPoint Inc. (a)	324,054
		3,190,269
	Industrials - 9.8%
5,325	3M Co.	391,867
3,750	Apollo Group, Inc. - Class A (a)	185,175
6,200	Expeditors International of Washington, Inc.	482,298
5,825	FedEx Corp.	624,673
12,650	General Electric Company	415,805
6,750	L-3 Communications Holdings, Inc.	560,992
9,310	Pentair, Inc.	373,797
		3,034,607
	Information Technology - 9.4%
5,850	Affiliated Computer Services, Inc.- Class A (a)	368,082
12,200	Amdocs Limited (a) (b)	404,064
4,335	Apple Computer, Inc. (a)	297,121
24,075	Cisco Systems, Inc. (a)	487,278
7,680	Cognizant Technology Solutions Corporation - Class A (a)	442,445
7,725	Fiserv, Inc. (a)	320,587
935	Google Inc. - Class A (a)	339,050
9,675	Microsoft Corporation	260,258
		2,918,885
	Materials - 3.1%
11,915	Ecolab, Inc.	431,204
9,875	Praxair, Inc.	533,052
		964,256
	TOTAL COMMON STOCKS (Cost $11,645,742)	15,401,241
Principal
Amount

	U.S. TREASURY OBLIGATIONS - 12.6%
	U.S. Treasury Notes - 12.6%
$250,000	3.25%, 08/15/2008	$241,865
805,000	4.25%, 08/15/2013	786,572
175,000	4.75%, 05/15/2014	176,579
650,000	5.50%, 02/15/2008	660,207
250,000	5.75%, 08/15/2010	261,318
750,000	6.00%, 08/15/2009	782,139
625,000	6.50%, 10/15/2006	631,495
355,000	6.50%, 02/15/2010	378,505
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,964,262)	3,918,680

	U.S. GOVERNMENT AGENCY ISSUES - 10.9%
	Fannie Mae - 3.8%
720,000	5.25%, 04/15/2007	722,287
100,000	5.25%, 01/15/2009	100,868
325,000	6.625%, 09/15/2009	342,593
		1,165,748
	Federal Farm Credit Bank - 1.6%
500,000	4.25%, 10/10/2008	492,415

	Federal Home Loan Bank - 2.5%
330,000	4.50%, 11/14/2014	319,903
450,000	5.75%, 05/15/2012	469,780
		789,683
	Freddie Mac - 3.0%
425,000	3.50%, 02/13/2008	413,964
500,000	5.125%, 07/15/2012	504,907
		918,871
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,458,124)	3,366,717

	CORPORATE BONDS - 22.6%
	Consumer Discretionary - 2.2%
250,000	Johnson Controls, Inc.
	4.875%, 09/15/2013	240,057
425,000	Target Corporation
	6.35%, 01/15/2011	447,337
		687,394
	Consumer Staples - 2.9%
475,000	The Estee Lauder Companies Inc.
	6.00%, 01/15/2012	492,328
100,000	PepsiCo, Inc.
	5.75%, 01/15/2008	101,150
300,000	Wal-Mart Stores, Inc.
	4.55%, 05/01/2013	290,505
		883,983
	Financials - 11.4%
500,000	AFLAC INCORPORATED
	6.50%, 04/15/2009	518,572
170,000	American General Finance Corporation
	5.375%, 09/01/2009	170,364
300,000	Bank of America Corporation
	5.25%, 02/01/2007	300,423
500,000	Citigroup Inc.
	6.50%, 01/18/2011	527,278
525,000	General Electric Capital Corporation
	7.375%, 01/19/2010	564,454
250,000	JPMorgan Chase & Co.
	4.50%, 01/15/2012	239,314
400,000	Merrill Lynch & Co., Inc.
	5.00%, 02/03/2014	391,277
400,000	Morgan Stanley
	4.75%, 04/01/2014	381,455
300,000	SLM Corporation
	5.125%, 08/27/2012	295,396
140,000	Wells Fargo Financial, Inc.
	5.50%, 08/01/2012	142,076
		3,530,609
	Health Care - 1.0%
300,000	Abbott Laboratories
	5.625%, 07/01/2006	300,722

	Industrials - 1.2%
125,000	Cintas Corporation
	5.125%, 06/01/2007	124,890
255,000	Emerson Electric Co.
	4.50%, 05/01/2013	244,428
		369,318
	Materials - 2.3%
400,000	Ecolab Inc.
	6.875%, 02/01/2011	426,016
300,000	Praxair, Inc.
	3.95%, 06/01/2013	276,178
		702,194
	Telecommunication Services - 1.6%
500,000	Southwestern Bell Telephone Company
	6.625%, 07/15/2007	508,490

	TOTAL CORPORATE BONDS (Cost $7,068,058)	6,982,710

	SHORT-TERM INVESTMENTS - 3.8%
	Variable Rate Demand Notes (c) - 3.8%
350,000	American Family Financial Services, Inc. - 4.227%	350,000
817,689	U.S. Bank, N.A. - 4.383%	817,689
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,167,689)	1,167,689
	Total Investments - 99.7%	30,837,037
	(Cost $27,303,875)
	Other Assets in Excess of Liabilities - 0.3%	100,537
	TOTAL NET ASSETS - 100.0%	$30,937,574

	ADR American Depository Receipt.
	(a) Non-income producing security.
	(b) Foreign security.
	(c) Variable rate security. Rate listed as of February 28, 2006.

The cost basis of investments for federal income tax purposes at February 28, 2006 was as follows*:

Cost of investments	$27,303,875
Gross unrealized appreciation	$3,967,086
Gross unrealized depreciation	(433,924)
Net unrealized appreciation	$3,533,162

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

	Badgley Funds, Inc.
	SCHEDULE OF INVESTMENTS (Unaudited)
	February 28, 2006

Badgley Growth Fund

Shares		Value
	COMMON STOCKS - 98.7%
	Consumer Discretionary - 7.7%
8,800	Bed Bath & Beyond Inc. (a)	$317,152
13,416	Michaels Stores, Inc.	430,654
14,295	Starbucks Corporation (a)	519,194
		1,267,000
	Consumer Staples - 11.1%
9,600	Costco Wholesale Corporation	492,288
16,520	CVS Corporation	468,012
8,750	PepsiCo, Inc.	517,212
11,600	Sysco Corporation	349,044
		1,826,556
	Energy - 5.2%
15,150	BJ Services Company	474,347
3,240	Schlumberger Limited (b)	372,600
		846,947
	Financials - 10.1%
5,260	American Express Company	283,409
5,875	American International Group, Inc.	389,865
10,600	Citigroup Inc.	491,522
7,850	State Street Corporation	490,468
		1,655,264
	Health Care - 20.4%
5,575	Amgen Inc. (a)	420,857
7,650	Medtronic, Inc.	412,717
8,450	Quest Diagnostics Incorporated	446,751
8,025	Stryker Corporation	370,916
10,100	Teva Pharmaceutical Industries Ltd. - ADR (b)	424,099
8,900	UnitedHealth Group Incorporated	518,247
7,125	Varian Medical Systems, Inc. (a)	412,395
4,420	WellPoint Inc. (a)	339,412
		3,345,394
	Industrials - 19.3%
5,575	3M Co.	410,264
4,025	Apollo Group, Inc. - Class A (a)	198,754
6,450	Expeditors International of Washington, Inc.	501,746
6,175	FedEx Corp.	662,207
13,575	General Electric Company	446,210
6,900	L-3 Communications Holdings, Inc.	573,459
9,570	Pentair, Inc.	384,236
		3,176,876
	Information Technology - 18.7%
6,000	Affiliated Computer Services, Inc.- Class A (a)	377,520
12,925	Amdocs Limited (a) (b)	428,076
4,540	Apple Computer, Inc. (a)	311,172
25,450	Cisco Systems, Inc. (a)	515,108
7,810	Cognizant Technology Solutions Corporation - Class A (a)	449,934
8,225	Fiserv, Inc. (a)	341,337
985	Google Inc. - Class A (a)	357,181
10,600	Microsoft Corporation	285,140
		3,065,468
	Materials - 6.2%
12,505	Ecolab Inc.	452,556
10,425	Praxair, Inc.	562,741
		1,015,297
	TOTAL COMMON STOCKS (Cost $12,309,010)	16,198,802
Principal
Amount
	SHORT-TERM INVESTMENTS - 1.5%
	Variable Rate Demand Note (c) - 1.5%
$252,079	U.S. Bank, N.A.- 4.383%	252,079
	TOTAL SHORT-TERM INVESTMENTS (Cost $252,079)	252,079
	Total Investments - 100.2%	16,450,881
	(Cost $12,561,089)
	Liabilities in Excess of Other Assets - (0.2)%	(37,082)
	TOTAL NET ASSETS - 100.0%	$16,413,799

	ADR American Depository Receipt.
	(a) Non-income producing security.
	(b) Foreign security.
	(c) Variable rate security. Rate listed as of February 28, 2006.

The cost basis of investments for federal income tax purposes at February 28, 2006 was as follows*:

Cost of investments	$12,561,089
Gross unrealized appreciation	$4,015,586
Gross unrealized depreciation	(125,794)
Net unrealized appreciation	$3,889,792

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Badgley Funds, Inc

By (Signature and Title)  /s/ J. Kevin Callaghan
                                     J. Kevin Callaghan, President

Date    4-18-06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ J. Kevin Callaghan
                                        J. Kevin Callaghan, President

Date    4-18-06

By (Signature and Title)*  /s/ Lisa P. Guzman
                                       Lisa P. Guzman, Treasurer

Date    4-18-06

* Print the name and title of each signing officer under his or her signature.